Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 019 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 309,130,965	$ 296,978,240	$ 270,251,587
Master Trust
EBP, Master Trust [Line Items]
Total Investments	1,211,953,003	1,108,954,708
Total assets	1,211,953,003	1,108,954,708
Net assets available for benefits	1,211,953,003	1,108,954,708
Plan Interest
EBP, Master Trust [Line Items]
Total Investments	299,697,517	281,973,601
Total assets	299,697,517	281,973,601
Net assets available for benefits	299,697,517	281,973,601
Mosaic Company common stock | Master Trust
EBP, Master Trust [Line Items]
Total Investments	13,661,386	14,786,436
Mosaic Company common stock | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	3,150,616	3,659,576
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Investments	90,608,478	94,246,522
Mutual funds | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	14,955,969	17,157,947
Common collective trust funds | Master Trust
EBP, Master Trust [Line Items]
Total Investments	1,100,476,410	979,257,298
Common collective trust funds | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	275,133,219	248,056,346
Money market fund | Master Trust
EBP, Master Trust [Line Items]
Total Investments	7,206,729	20,664,452
Money market fund | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	$ 6,457,713	$ 13,099,732